Acquisitions (Tables)	3 Months Ended
Mar. 31, 2013
Acquisitions [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The computation of the fair value of the total consideration at the date of acquisition follows (in thousands, except share price):

GTI common shares issued	24,000
Price per share of GTI common stock	$19.47
Fair value of consideration attributable to common stock	$467,280
Fair value of Senior Subordinated Notes	142,597
Cash	249,444
Total consideration paid to equity holders	859,321
Fair value of our previously held 18.9% equity interest in Seadrift	77,342
Total consideration	$936,663

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the fair values of the identifiable assets acquired and liabilities assumed at the acquisition date (in thousands):

Cash	$8,240
Accounts receivable	23,079
Inventories	82,665
Property, plant and equipment	280,710
Intangible assets	158,200
Other assets	988
Accounts payable	14,130
Other accrued liabilities	6,830
Debt obligations	1,197
Other long-term liabilities	1,000
Deferred tax liability	83,306
Net identifiable assets acquired	447,419
Goodwill	489,244
Net assets acquired	$936,663

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
Intangible assets: The following table is a summary of the fair values of the identifiable intangible assets and their estimated useful lives (dollars in thousands):

	Fair Value	Weighted Average Amortization Period
Customer relationships	$107,500	13.4	years
Technology and know-how	42,800	8.1	years
Trade names	7,900	7.7	years
Total intangible assets	$158,200	11.6	years

Schedule of Debt [Table Text Block]
The following is a summary of the third-party debt assumed and not repaid in connection with the close of the Acquisitions (dollars in thousands):

Pennsylvania Industrial Development Authority mortgage note due 2018, interest rate of 3%	$1,020
Secured promissory note due 2014, interest rate of 6.25%	177
Total debt assumed	$1,197

Business Acquisition, Pro Forma Information [Table Text Block]

	Year Ended December 31,
	2009	2010
Revenue	$802,770	$1,228,935
Net income	58,158	141,909

Schedule of Equity Method Investments [Table Text Block]
The following table summarizes the carrying amount (book value) of our investment in Seadrift from January 1, 2010 to November 30, 2010, the date we acquired the remaining 81.1% equity interests (dollars in thousands):

Balance at January 1, 2010	$63,315
Equity in earnings (losses)	4,941
Distributions	(473)
Gain from remeasuring book value to acquisition date fair value	9,559
Balance at November 30, 2010	$77,342